Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from operating activities:
Net income	$ 7,031,529	$ 6,554,887
Adjustments for items not affecting cash:
Depreciation	283,484	239,597
Amortization	13,733	13,417
Net loss from disposal of property, plant and equipment	104,572
Written-off Tai He deposit		2,469,466
Deferred tax expenses (benefit)		(294,567)
Currency exchange (gain) loss	119,193
Loss from equity method investments	1,632
Gain from cost method investments	(202)
Changes in operating assets and liabilities:
Bank acceptance receivables	2,755,706	(9,730,622)
Accounts receivable	(14,101,576)	3,472,261
Inventories	(606,934)	(7,197)
Prepayments and other assets	178,920	(5,268,377)
Due from related parties		(33,523)
Accounts payable	(1,559,255)	(4,851,578)
Taxes payable	393,343	(285,556)
Accrued expenses and other current liabilities	(38,714)	(64,985)
Advance from customers		(12,039)
Net cash used in operating activities	(5,424,569)	(7,798,816)
Cash flows from investing activities:
Purchases of property, plant and equipment	(1,001,925)	(459,163)
Additions to intangible assets	(3,581,058)
Proceeds from disposal of property, plant and equipment	355,993
Proceeds from disposal of long-term investment	360,839
Net cash used in investing activities	(3,866,151)	(459,163)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	5,340,415	3,549,857
Repayments of short-term bank borrowings	(4,618,738)	(2,932,491)
Shareholder contribution		34,527,480
Net cash provided by financing activities	721,677	35,144,846
Effect of foreign exchange rate changes	(306,443)	(370,615)
Net increase (decrease) in cash	(8,875,486)	26,516,252
Cash, beginning of year	26,736,700	8,149,276
Cash, end of year	17,861,214	34,665,528
Cash paid during the period for:
Cash paid for income tax	2,313,417	2,956,643
Cash paid for interest	128,973	98,804
Non-cash transactions
Shareholder contribution through deferred cost		$ 1,277,152